Post-retirement benefits - Amounts charged to comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Post-retirement benefits
Current service cost	$ (74)	$ (87)
Past service credit/(cost)	(40)	31
Expenses	(14)	(18)
Total charge to operating profit	(128)	(74)
Interest income on scheme assets	235	240
Interest expense on post-retirement scheme obligations	(287)	(289)
Net interest on post-employment defined benefit plan liabilities	(52)	(49)	$ (63)
Charge before taxation	(180)	(123)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(474)	233
Experience gains/(losses) arising on the post-retirement scheme obligations	(72)	(54)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	393	(475)
Changes in demographic assumptions	107	54
Remeasurement of the defined benefit liability	(46)	(242)	$ (575)
Group costs in respect of defined contribution schemes	341	304
Pension schemes | UK defined benefit plans
Post-retirement benefits
Current service cost	(23)	(23)
Past service credit/(cost)	(34)	(39)
Expenses	(5)	(6)
Total charge to operating profit	(62)	(68)
Interest income on scheme assets	156	159
Interest expense on post-retirement scheme obligations	(185)	(184)
Net interest on post-employment defined benefit plan liabilities	(29)	(25)
Charge before taxation	(91)	(93)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(351)	45
Experience gains/(losses) arising on the post-retirement scheme obligations	(26)	(50)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	389	(261)
Changes in demographic assumptions	109	39
Remeasurement of the defined benefit liability	121	(227)
GMP equalisation past service cost	23
Pension schemes | Rest of Group defined benefit plans
Post-retirement benefits
Current service cost	(51)	(64)
Past service credit/(cost)	(6)	70
Expenses	(9)	(12)
Total charge to operating profit	(66)	(6)
Interest income on scheme assets	79	81
Interest expense on post-retirement scheme obligations	(102)	(105)
Net interest on post-employment defined benefit plan liabilities	(23)	(24)
Charge before taxation	(89)	(30)
Other comprehensive income
Difference between the actual return and the expected return on the post-retirement scheme assets	(123)	188
Experience gains/(losses) arising on the post-retirement scheme obligations	(46)	(4)
Changes in financial assumptions underlying the present value of the post-retirement scheme obligations	4	(214)
Changes in demographic assumptions	(2)	15
Remeasurement of the defined benefit liability	$ (167)	$ (15)